Item G.1.b.ii. of Form NCEN

PIMCO California Municipal Income Fund III initially issued Variable Rate MuniFund Term Preferred Shares ("VMTP Shares") in one series, Series 2022, on September 18, 2018, in the amount of 271 shares. "The VMTP Shares have a par value of $0.00001 and liquidation value of $100,000 per share. "The VMTP Shares have various rights determined by action of the Board of Trustees of the Fund (the "Board") without the approval of the Fund"s common shareholders (the "Common Shareholders"), most of which are specified in Article 12 of the Amended and Restated Bylaws of the Fund (the "Bylaws").

Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund is permitted to have outstanding more than one series of preferred shares of beneficial interest ("Preferred Shares"), including without limitation VMTP Shares and auction rate preferred shares ("ARPS"), as long as no single series has priority over another series as to the distribution of assets of the Fund or the payment of dividends. "Neither Common Shareholders nor holders of Preferred Shares have preemptive rights to purchase any Preferred Shares or any other preferred shares that might be issued by the Fund.

VMTP Share Dividends

The Preferred Shares have complete priority over the Fund"s common shares as to distribution of assets. "The VMTP Shares" dividend rate is determined over the course of a sevenday period, which generally commences each Thursday and ends the following Wednesday (the "Rate Period")." The dividends per share for VMTP Shares for a given Rate Period are dependent on the Dividend Rate for that Rate Period." The "Dividend Rate" is equal to the greater of (i) the sum of the Index Rate[1] plus the Applicable Spread[2] for the Rate Period, and (ii) the sum of the product of the Index Rate multiplied by the Applicable Multiplier[3] for such Rate Period plus 0.97%. "The dividend per VMTP Share for the Rate Period is then determined as described in the table below.

Dividend Rate		Rate Period Fraction		VMTP Shares Liquidation Preference		Dividend
		Number of days in the Rate Period (or a part thereof)
Dividend Rate	x	Divided by	x	100,000	=	Dividends per VMTP Share
		Total number of days in the year

Asset Coverage

The Fund is required to maintain certain asset coverage requirements with respect to its VMTP Shares under the terms of the Bylaws, which are summarized below.

1940 Act Asset Coverage

The Fund is required under the Bylaws to maintain, with respect to the Preferred Shares, as of the last business day of each month in which any VMTP Shares are outstanding, "asset coverage" (as defined for purposes of Section 18(h) of the 1940 Act), of at least 200% with respect to all outstanding senior securities of the Fund that are equity securities, including the Preferred Shares ("1940 Act Asset Coverage"). "If the Fund fails to maintain 1940 Act Asset Coverage and such failure is not cured as of the last business day of the following month (the "1940 Act Asset Coverage Cure Date"), the Fund will be required under certain circumstances to redeem certain of the Preferred Shares. "See "1940 Act Asset Coverage Mandatory Redemption."

Effective Leverage Ratio
Under the Bylaws, the Fund"s Effective Leverage Ratio (as defined below) may not exceed 50% as of the close of business on any business day; provided, however, that in the event that the Fund"s Effective Leverage Ratio exceeds 50% as of the close of business on any business day solely by reason of fluctuations in the market value of the Fund"s portfolio securities, the Effective Leverage Ratio may not exceed 51% as of the close of business on such business day. "The "Effective Leverage Ratio" on any date means the quotient of (i) the sum of (A) the aggregate liquidation preference of the Fund"s outstanding "senior securities" (as defined in the 1940 Act) that are stock for purposes of the 1940 Act; (B) the aggregate principal amount of the Fund"s "senior securities representing indebtedness" (as defined in the 1940 Act); and (C) the aggregate principal amount of floating rate securities corresponding to any associated residual floating rate securities not owned by the Fund (less than the aggregate principal amount of any such floating rate securities owned by the Fund and corresponding to the associated residual floating rate securities owned by the Fund)." If the Fund fails to comply with its Effective Leverage Ratio requirement and such failure is not cured as of the close of business on the date that is ten business days following the business day on which such noncompliance is first determined (the "Effective Leverage Ratio Cure Date"), the Fund will be required under certain circumstances to redeem certain of the Preferred Shares. "See "Effective Leverage Ratio Mandatory Redemption."

Liquidation Preference
Subject to the rights of holders of any series or class or classes of shares ranking on a parity with the VMTP Shares, including without limitation the ARPS, with respect to the distribution of assets upon liquidation of the Fund, upon a liquidation of the Fund (whether voluntary or involuntary), the holders of the VMTP Shares then outstanding would be entitled to receive and to be paid, out of the assets of the Fund available for distribution to its shareholders, before any payment or distribution would be made on the Fund"s common shares or any other class of shares of the Fund ranking junior in right of payment upon liquidation to the VMTP Shares, an amount equal to the liquidation preference with respect to such VMTP Shares ($100,000 per share), plus an amount equal to all dividends and other distributions thereon (whether or not earned or declared by the Fund, but excluding the interest thereon) accumulated but unpaid to (but excluding) the date of final distribution in sameday funds in connection with the liquidation of the Fund. "If such assets of the Fund are insufficient to make the full liquidation payment on outstanding VMTP Shares and liquidation payments on any other outstanding class or series of Preferred Shares of the Fund ranking on parity with the VMTP Shares as to payment upon liquidation, then such assets will be distributed among the holders of VMTP Shares and the holders of shares of such other class or series ratably in proportion to the respective preferential amounts to which they are entitled. "After the payment to the holders of VMTP Shares of the full preferential amounts provided for as described herein, the holders of VMTP Shares as such would have no right or claim to any of the remaining assets of the Fund. "For these purposes, a liquidation of the Fund does not include the sale of all or substantially all of the property or business of the Fund or the merger, consolidation or reorganization of the Fund into or with any trust or other entity.

Term Redemption
The Fund is required to redeem all Series 2022 VMTP Shares on March 18, 2022 (the "Term Redemption Date") out of funds legally available therefor under applicable law, at a price per share equal to the liquidation preference per share of the VMTP Shares ($100,000) plus an amount equal to all unpaid dividends and other distributions on such share accumulated from and including the date of original issue to (but excluding) the Term Redemption Date (whether or not earned or declared by the Fund, but excluding interest thereon), subject to the Fund"s right to extend the term of the Term Redemption Date with the consent of the Fund"s beneficial or record holders under certain conditions.

1940 Act Asset Coverage Mandatory Redemption

If the Fund fails to have 1940 Act Asset Coverage as of the 1940 Act Asset Coverage Cure Date, the Fund will cause a notice of redemption to be issued, by the close of business on the second business day next following such 1940 Act Asset Coverage Cure Date, for the redemption out of funds legally available therefor, under applicable law, of a number of Preferred Shares equal to the lesser of (x) the minimum number of Preferred Shares, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the 1940 Act Asset Coverage Cure Date, would result in such Fund having 1940 Act Asset Coverage on such 1940 Act Asset Coverage Cure Date and (y) the maximum number of Preferred Shares that can be redeemed out of funds expected to be legally available therefor in accordance with the Fund"s Amended and Restated Agreement and Declaration of Trust and applicable law." The Fund will allocate such redemption on a pro rata basis among different series of Preferred Shares, including, without limitation, each Series of the VMTP Shares and any outstanding ARPS, based upon the proportion that the aggregate liquidation preference of the outstanding Preferred Shares of any series bears to the aggregate liquidation preference of all outstanding series of Preferred Shares of the Fund." The Fund will redeem such VMTP Shares out of funds legally available therefor under applicable law at a price per share equal to the liquidation preference per share of such Series plus an amount equal to all unpaid dividends and other distributions on such share of such Series accumulated from and including the date of original issue to (but excluding) the date fixed for such redemption by the Board (whether or not earned or declared by the Fund, but without interest thereon) (the "Mandatory Redemption Price").

Effective Leverage Ratio Mandatory Redemption
Unless the Fund receives the prior written consent of all of the holders of its VMTP Shares, if the Fund has an Effective Leverage Ratio that exceeds 50% (or 51% solely by reason of fluctuations in the market value of the Fund"s portfolio securities) as of the close of business on any business day and such failure is not cured as of the close of business on the Effective Leverage Ratio Cure Date, the Fund will cause the Effective Leverage Ratio to not exceed 50% (or 51% solely by reason of fluctuations in the market value of the Fund"s portfolio securities), by (i) not later than the close of business on the business day next following the Effective Leverage Ratio Cure Date, engaging in transactions involving or relating to any floating rate securities not owned by the Fund and/or any inverse floating rate securities owned by the Fund, including the purchase, sale or retirement thereof, (ii) to the extent permitted by law, not later than the close of business on the second business day next following the Effective Leverage Ratio Cure Date, causing a notice of redemption to be issued for the redemption of a sufficient number of Preferred Shares, in accordance with the terms of the Preferred Shares, or (iii) engaging in any combination, in the Fund"s discretion, of the actions contemplated by clauses (i) and (ii)." The Fund will allocate any such redemption pursuant to clause (ii) on a pro rata basis among different series of Preferred Shares, including each Series of the VMTP Shares and any outstanding ARPS, based upon the proportion that the aggregate liquidation preference of any outstanding series of Preferred Shares bears to the aggregate liquidation preference of all outstanding series of Preferred Shares of the Fund." Any VMTP Shares so redeemed will be redeemed at the Mandatory Redemption Price.

Optional Redemption

To the extent permitted under the 1940 Act and under Massachusetts law, upon giving notice of redemption, the Fund, at its option, may redeem VMTP Shares, in whole or in part, out of funds legally available therefor, at the Optional Redemption Price (as defined below) per share on any dividend payment date. ""Optional Redemption Price" means $100,000 per VMTP Share plus an amount equal to accumulated but unpaid dividends and other distributions (whether or not earned or declared by the Fund, but without interest thereon) to (but excluding) the date fixed for redemption plus the applicable redemption premium, if any. "The Fund has the authority to redeem VMTP Shares for any reason.

Voting Rights
Each holder of VMTP Shares is generally entitled to one vote for each VMTP Share held by such holder on each matter submitted to a vote of all shareholders of the Fund and will vote together as a single class with all shareholders of the Fund, including holders of common shares and other Preferred Shares; provided, however, that the holders of outstanding Preferred Shares, including, without limitation the VMTP Shares and any outstanding ARPS, are entitled, as a separate class, to elect two Trustees of the Fund on a onevotepershare basis." Each holder of VMTP Shares has certain voting rights as set forth in the Bylaws.

Transfer Restrictions
The VMTP Shares are "restricted securities" and have not been registered under the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder (the "Securities Act"), or any applicable state securities laws." Unless sold pursuant to an effective registration statement, the VMTP Shares may be offered and sold in compliance with the Securities Act and state securities laws only to persons that are (1)(i) "qualified institutional buyers," as defined in Rule 144A under the Securities Act ("QIBs") that are registered closedend management investment companies, the shares of which are traded on a national securities exchange ("ClosedEnd Funds"), banks or entities that are 100% direct or indirect subsidiaries of banks" publicly traded parent holding companies (collectively, "Banks"), insurance companies, or registered openend management investment companies, (ii) tender option bond trusts in which all investors are QIBs that are ClosedEnd Funds, Banks, insurance companies, or registered openend management investment companies, in each case with respect to clauses (i) and (ii), in accordance with Rule 144A or another available exemption from registration under the Securities Act, in a manner not involving any public offering within the meaning of Section 4(a)(2) of the Securities Act, or (iii) other investors with the prior written consent of the Fund and (2) unless the prior written consent of the Fund is obtained, not an affiliate of Pacific Investment Management Company LLC ("PIMCO Persons"), if such PIMCO Persons would, after such sale and transfer, own more than 20% of the outstanding VMTP Share of the Fund.

Material Modification of Shareholder Rights
Article 12 of the Bylaws provides that, if the Fund pays a dividend to a holder of the VMTP Shares that includes a Taxable Allocation (as defined in Article 12 of the Bylaws) (i.e., in general, net capital gains or ordinary income taxable for U.S. federal income tax purposes and California personal income tax purposes, the Fund generally will be required to pay an Additional State Amount Payment (as defined in Article 12 of the Bylaws) to such holder." Article 12 of the Bylaws dated September 18, 2018 provided that no Additional State Amount Payment shall apply or be payable with respect to any VMTP Shares that are being registered and sold pursuant to an effective registration statement under the Securities Act or to any subsequent transfer of such registered VMTP Shares (the "Relevant Provision")." On January 16, 2019, with the consent of the holders of all of the Fund"s VMTP Shares, the Fund amended and restated its Bylaws to remove the Relevant Provision from Article 12 of the Bylaws." As a result, an Additional State Amount Payment applies and may be payable with respect to the VMTP Shares regardless of whether they are registered under the Securities Act.

[1] The "Index Rate" is determined by reference to a weekly, highgrade index comprised of sevenday, taxexempt variable rate demand notes, generally the Securities Industry and Financial Markets Association Municipal Swap Index.

[2] The "Applicable Spread" for a Rate Period is a percentage per year that is based on the long term rating most recently assigned by the applicable ratings agency to the VMTP Shares.

[3] The "Applicable Multiplier" for a Rate Period is a percentage that is based on the long term rating most recently assigned by the applicable ratings agency to the VMTP Shares.